Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Derivative financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Net amount	€ 173	€ (96)
Derivative financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	3,151	9,176
Amount set off	0
Amounts presented in balance sheet	3,151	9,176
Right of set off with derivative counterparties	(1,989)	(3,556)
Cash collateral	(962)	(5,292)
Net amount	€ 200	€ 328